Accrued Expenses (Table)	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES [Abstract]
Accrued Expenses
	December 31, 2013	December 31, 2012
Accrued voyage expenses	$ 1,979	$ 2,410
Accrued loan interest	579	780
Accrued legal and professional fees	1,318	409
Total accrued expenses	$ 3,876	$ 3,599